Equity Compensation Plan (Details Narrative) - USD ($)			1 Months Ended					3 Months Ended		12 Months Ended
	Mar. 11, 2020	Nov. 05, 2019	Sep. 22, 2020	Jul. 16, 2020	Mar. 26, 2020	Sep. 25, 2019	Jun. 18, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 16, 2020	Sep. 15, 2020
Share price							$ 1.50
Weighted average grant date fair value									$ 1.20	$ 1.20	$ 0.93
Stock-based compensation expense							$ 524,650	$ 678,918	$ 63,880	$ 623,457	$ 62,099
Unamortized stock-based compensation								$ 2,700,000		$ 3,300,000
Unamortized stock-based compensation period								1 year 7 months 6 days		1 year 7 months 6 days
General and administrative expenses								$ 643,000	32,000
Research and development expenses								3,000	$ 27,000
Proceeds from related party								$ 480,000
General and Administrative Expense [Member]
Stock-based compensation expense										$ 420,000	47,000
Research and Development Expense [Member]
Stock-based compensation expense										67,000	9,000
Deferred Costs [Member]
Stock-based compensation expense										13,000	$ 6,000
Cost of Sales [Member]
Stock-based compensation expense										$ 123,000
Options [Member]
Equity Compensation Plan description					Board of Directors and a majority of the Company’s shareholders approved an amendment to the 2019 Plan to (i) increase the number of shares of common stock authorized for issuance under the 2019 Plan by 1,174,000 shares, such that a total of 2,500,000 shares of common stock are now authorized for issuance under the 2019 Plan; (ii) increase the maximum aggregate number of shares, options and/or other awards that may be granted to any one person during any calendar year from 500,000 to 1,300,000; and (iii) clarify the availability of cashless exercise as a form of consideration.
Options [Member] | Non-employee directors
Option grant term		10 years				10 years
Option granted		350,000				350,000
Option exercise price		$ 1.50				$ 1.50
Options [Member] | Employees
Option grant term		5 years
Option granted		240,000
Option exercise price		$ 1.50
Options [Member] | Executive Chairman [Member]
Option grant term	10 years			10 years
Option granted	965,850			600,000
Option exercise price	$ 1.50			$ 1.50
Options [Member] | Chief Executive Officer [Member]
Option grant term	10 years		10 years	10 years
Option granted	321,950		1,637,410	200,000
Option exercise price	$ 1.50		$ 1.50	$ 1.50
2019 Equity Compensation Plan
Number of Shares Authorized							1,326,000					4,600,000
Amended 2019 Equity Compensation Plan
Number of Shares Authorized												4,600,000	2,500,000